OPERATING LEASE OBLIGATIONS: (Tables)	12 Months Ended
Dec. 31, 2011
OPERATING LEASE OBLIGATIONS:
Schedule of minimum future rentals under the terms of noncancelable operating leases
($inmillions)
Years ended December31:
2012	$18.3
2013	13.2
2014	9.5
2015	6.8
2016	5.2
Thereafter	9.3
Total	$62.3